Goldman Sachs Investment Grade Credit Fund Average Annual Total Returns - Class A Inst Inv Separate Account Inst R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.02%	0.23%	2.29%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(1.62%)	(0.60%)	1.67%
Performance Inception Date	Nov. 03, 2003
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.30%)	(1.54%)	0.48%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.97%)	(0.47%)	0.95%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.60%	0.46%	2.41%
Performance Inception Date	Nov. 03, 2003
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	0.38%	2.31%
Performance Inception Date	Jul. 29, 2011
Separate Account Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	0.47%	2.40%
Performance Inception Date	Nov. 03, 2003
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	0.47%	2.41% [1]
Performance Inception Date	Jul. 31, 2015

[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.